Basis of Presentation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
General business information
Dividend paid to noncontrolling interest	$ 45	$ 29	$ 50
Live Programming - U.S.
General business information
Hours of distribution per day	24 hours
Days per year of programming	364 days
Live Programming - Japan
General business information
Hours of distribution per day	24 hours
Distribution - Germany
General business information
Hours of distribution per day	24 hours
Live Programming - Germany
General business information
Hours of distribution per day	23 hours
Distribution - U.K.
General business information
Hours of distribution per day	24 hours
Live Programming - U.K.
General business information
Hours of distribution per day	17 hours
Live Programming - Italy
General business information
Hours of distribution per day	17 hours
Recorded Programming - Italy
General business information
Hours of distribution per day	7 hours
Live Programming - CNRS
General business information
Hours of distribution per day	15 hours
Recorded Programming - CNRS
General business information
Hours of distribution per day	9 hours
CNR Home Shopping Co., Ltd.
General business information
Equity method investment, ownership percentage	49.00%
QVC-Japan
General business information
Investment owned, percent of net assets	60.00%
Noncontrolling interest, ownership percentage by noncontrolling owners	40.00%
HSN, Inc.
General business information
Parent ownership in equity investment	38.00%
Liberty Digital Commerce common stock [Member]
General business information
Common stock exchange	1
QVC Group common stock [Member]
General business information
Common stock exchange	10